SUN JIN MOON
                                                      Vice President and Counsel
[AXA EQUITABLE LOGO]                                              (212) 314-2120
                                                             Fax: (212) 314-3953


VIA EDGAR


                                                                 August 17, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  AXA Equitable Life Insurance Company
          Separate Account A
          File Nos. 333-130988 and 811-01705
          CIK 0000089024


                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933


Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of supplement to prospectus that would have been filed under paragraph (e) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

     (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.


                                        Very truly yours,


                                        /s/Sun Jin Moon
                                        ------------------------
                                           Sun Jin Moon


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104